Shareholder Report, Average Annual Return (Details) 194076_Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly NAV
Average Annual Return, Percent	3.40%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	13.93%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	12.85%